Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUE
Principal revenue	$ 344,955	$ 196,905
Other partner revenue	25,053	20,482
Total Revenue	370,008	217,387
Direct cost of revenue	319,217	182,384
Gross Profit	50,791	35,003
OPERATING EXPENSES
Sales and marketing	17,880	14,242
Research and development	13,301	10,725
General and administrative	14,392	10,403
Depreciation and amortization	4,545	4,859
Impairment charges	428	1,798
Total Operating Expenses	50,546	42,027
Foreign exchange loss (gain)	478	(671)
Finance and other income	(226)	(379)
Finance costs	353	843
LOSS BEFORE INCOME TAXES	(360)	(6,817)
Income tax recovery	(16)	(1,460)
NET LOSS	(344)	(5,357)
OTHER COMPREHENSIVE (LOSS) INCOME: Items that will subsequently be reclassified to profit or loss:
Unrealized gain on foreign exchange derivatives designated as cash flow hedges	143	215
Income tax effect	(38)	(57)
Reclassification to net loss of (gain) loss on foreign exchange derivatives designated as cash flow hedges	(1,134)	384
Income tax effect	301	(102)
Foreign currency translation adjustment	(18)	(1)
Other comprehensive (loss) income for the period, net of income tax	(746)	439
TOTAL COMPREHENSIVE LOSS	$ (1,090)	$ (4,918)
LOSS PER SHARE
Basic loss per share	$ (0.02)	$ (0.41)
Diluted loss per share	$ (0.02)	$ (0.41)